ACQUISITIONS AND DISPOSALS - Disposal of Guofu Huimei and its subsidiaries classes of assets and liabilities (Details) - Dec. 26, 2022 - Guofu Huimei and its subsidiaries
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
ACQUISITIONS AND DISPOSALS
Current assets	¥ 199,727	$ 28,957
Current liabilities	(10,325)	(1,497)
Net assets disposed	¥ 189,402	$ 27,460